Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($0.0001 par value) reserved for issuance under the 2025 Inducement Equity Incentive Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	8.59
Maximum Aggregate Offering Price	$ 17,180,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,372.56
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under any of the listed plans by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

(2) Reflects 2,000,000 shares of the Registrant’s Common Stock reserved for issuance under 2025 Inducement Equity Incentive Plan.

(3) Estimated in accordance with paragraphs (c) and (h) of Rule 457 solely for the purpose of calculating the total registration fee. Computation based upon $8.59 per share, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on November 4, 2025.